Share-based payments - Long term incentive plan (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 shares
DSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	60,000	60,000	0
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	385,083		241,500
Outstanding	443,861	443,861	232,317	8,717
LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense | $	$ 1,724		$ 1,314
LTIP | DSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	60,000
Outstanding	60,000	60,000
LTIP | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted stock units, Shares authorized	385,083
Vesting period	3 years
LTIP | Bottom of range | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted stock units, Market price | $ / shares		$ 9.41
LTIP | Top of range | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted stock units, Market price | $ / shares		$ 10.93